INTANGIBLE ASSETS - Disclosure of detailed information about intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	$ 975
Balance, end of year	492	$ 975
Computer software licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	975	0
Additions	0	1,518
Amortization	(483)	(543)
Balance, end of year	$ 492	$ 975